INTEREST EXPENSE	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
INTEREST EXPENSE	INTEREST EXPENSE

US$ MILLIONS	2020	2019	2018
Interest on corporate facility	$19	$20	$4
Interest on corporate debt	76	63	56
Interest on non-recourse borrowings	944	738	483
Other financing fees(1)	140	83	12
	$1,179	$904	$555

(1)Other financing fees primarily relate to interest expense associated with leases in connection with IFRS 16.